Operating Lease Right-of-Use Assets, Net	12 Months Ended
Jun. 30, 2026
Operating Lease Right-of-Use Assets, Net [Abstract]
OPERATING LEASE RIGHT-OF-USE ASSETS, NET

NOTE 7 – OPERATING LEASE RIGHT-OF-USE ASSETS, NET

Operating lease right -of-use assets, net was as follows as of June 30, 2026 and 2025:

	2025	Increase/ (Decrease)	Exchange rate translation	2026
Shou Hill Valley Area	$2,095,382	$-	$106,970	$2,202,352
Villas	2,068,176	-	105,581	2,173,757
Farmland*	2,095,382	-	106,970	2,202,352
Base Station Tower	244,092	-	12,461	256,553
Total right-of-use assets, at cost	6,503,032	-	331,982	6,835,014
Less: accumulated amortization	(2,120,003)	(411,880)	(105,808)	(2,637,691)
Right-of-use assets, net	$4,383,029	$(411,880)	226,174	$4,197,323

*	On July 7, 2021, E-Home Pingtan entered into an agreement with an unaffiliated company and individual to obtain the right of use for farmland of 74 acres for $2,319,791 (RMB 15,000,000). The Company prepaid the installment of $2,319,791 (RMB 15,000,000) to the individual during the year ended June 30, 2022.

The Company recognized lease expense for the operating lease right-of-use assets Shou Hill Valley Area and Villas over the lease periods which are 20 years. The Company recognized lease expense for the operating lease right-of-use asset Base Station Tower over the lease period which is 10 years. The Company recognized lease expense for the operating lease right-of-use asset Farmland over the lease period which is 12.5 years.

For the year ended June 30, 2026, amortization of the operating lease right-of-use assets amounted to $411,880 and the interest on lease liabilities amounted to $45,228, respectively. For the year ended June 30, 2025, amortization of the operating lease right-of-use assets amounted to $402,441 and the interest on lease liabilities amounted to $44,192, respectively. For the year ended June 30, 2024, amortization of the operating lease right-of-use assets amounted to $403,960 and the interest on lease liabilities amounted to $44,359, respectively.

There were no impairment losses for right-of-use lease assets recorded for the years ended June 30, 2026, 2025 and 2024.